Quarterly Holdings Report
for
Fidelity® Blue Chip Growth K6 Fund
April 30, 2022
BCFK6-NPRT3-0622
1.9884005.104
Common Stocks - 95.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.8%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. (a)	25,908	208,961
Starry, Inc.	199,782	1,526,534
		1,735,495
Entertainment - 1.3%
Bilibili, Inc. ADR (b)(c)	344,507	8,385,300
Endeavor Group Holdings, Inc. (b)	162,338	3,693,190
Netflix, Inc. (b)	207,557	39,510,551
Sea Ltd. ADR (b)	266,922	22,090,465
Universal Music Group NV	73,427	1,703,978
		75,383,484
Interactive Media & Services - 10.5%
Alphabet, Inc. Class A (b)	146,385	334,078,383
Bumble, Inc. (b)	601	14,418
Meta Platforms, Inc. Class A (b)	1,013,958	203,268,160
Snap, Inc. Class A (b)(c)	1,878,630	53,465,810
Zoominfo Technologies, Inc. (b)	62,700	2,971,980
		593,798,751
TOTAL COMMUNICATION SERVICES		670,917,730
CONSUMER DISCRETIONARY - 27.5%
Automobiles - 5.2%
Neutron Holdings, Inc. (a)(b)(d)	491,550	16,762
Rad Power Bikes, Inc. (a)(b)(d)	101,681	729,053
Rivian Automotive, Inc.	369,880	11,073,319
Rivian Automotive, Inc. (c)	54,878	1,659,511
Tesla, Inc. (b)	311,626	271,351,456
XPeng, Inc. ADR (b)	488,427	12,020,188
		296,850,289
Hotels, Restaurants & Leisure - 4.9%
Airbnb, Inc. Class A (b)	466,582	71,485,028
Booking Holdings, Inc. (b)	6,053	13,379,006
Caesars Entertainment, Inc. (b)	429,405	28,460,963
Chipotle Mexican Grill, Inc. (b)	19,456	28,320,348
Dutch Bros, Inc. (c)	32,991	1,575,980
Expedia, Inc. (b)	110,963	19,390,784
Hilton Worldwide Holdings, Inc.	152,421	23,669,457
Marriott International, Inc. Class A	186,381	33,086,355
MGM Resorts International	183,249	7,520,539
Penn National Gaming, Inc. (b)	938,611	34,325,004
Sonder Holdings, Inc.	69,768	297,595
Sonder Holdings, Inc.:
rights (b)(d)	1,448	3,113
rights (b)(d)	1,447	2,460
rights (b)(d)	1,447	1,953
rights (b)(d)	1,447	1,577
rights (b)(d)	1,447	1,273
rights (b)(d)	1,447	1,042
Sweetgreen, Inc.	326,881	8,384,498
Sweetgreen, Inc. Class A (c)	177,889	4,803,003
		274,709,978
Household Durables - 0.0%
D.R. Horton, Inc.	8,000	556,720
Lennar Corp. Class A	7,700	588,973
		1,145,693
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	105,374	10,230,762
Amazon.com, Inc. (b)	138,472	344,190,157
BARK, Inc. (a)	229,270	708,444
Deliveroo PLC Class A (b)(e)	632,855	874,646
FSN E-Commerce Ventures Private Ltd. (a)(b)	629,400	11,842,687
JD.com, Inc.:
Class A	15,711	489,846
sponsored ADR	187,465	11,559,092
Pinduoduo, Inc. ADR (b)	277,578	11,960,836
Wayfair LLC Class A (b)	124,635	9,589,417
Zomato Ltd. (a)(b)	2,860,900	2,547,934
		403,993,821
Multiline Retail - 1.1%
Dollar Tree, Inc. (b)	279,763	45,447,499
Nordstrom, Inc.	188,217	4,837,177
Ollie's Bargain Outlet Holdings, Inc. (b)	98,366	4,726,486
Target Corp.	21,046	4,812,168
		59,823,330
Specialty Retail - 5.2%
American Eagle Outfitters, Inc. (c)	1,047,095	15,821,605
Aritzia, Inc. (b)	45,262	1,611,907
Burlington Stores, Inc. (b)	100,925	20,544,293
Carvana Co. Class A (b)	283,643	16,439,948
Dick's Sporting Goods, Inc. (c)	65,521	6,317,535
Fanatics, Inc. Class A (a)(d)	183,732	12,464,379
Five Below, Inc. (b)	147,259	23,134,389
Floor & Decor Holdings, Inc. Class A (b)	196,592	15,672,314
JD Sports Fashion PLC	950,230	1,565,671
Lowe's Companies, Inc.	469,130	92,761,075
RH (b)	97,440	32,751,533
TJX Companies, Inc.	412,226	25,261,209
Victoria's Secret & Co. (b)	421,677	19,869,420
Warby Parker, Inc. (b)(c)	489,094	11,390,999
		295,606,277
Textiles, Apparel & Luxury Goods - 4.0%
Capri Holdings Ltd. (b)	564,787	26,940,340
Crocs, Inc. (b)	318,670	21,169,248
Deckers Outdoor Corp. (b)	89,702	23,838,307
Hermes International SCA	1,418	1,748,475
lululemon athletica, Inc. (b)	172,367	61,126,509
LVMH Moet Hennessy Louis Vuitton SE	15,292	9,895,993
Moncler SpA	92,921	4,840,599
NIKE, Inc. Class B	469,847	58,589,921
On Holding AG	216,901	5,416,018
PVH Corp.	112,532	8,190,079
Tapestry, Inc.	138,859	4,571,238
		226,326,727
TOTAL CONSUMER DISCRETIONARY		1,558,456,115
CONSUMER STAPLES - 1.0%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (b)	20,902	7,838,250
Celsius Holdings, Inc. (b)(c)	463,891	24,122,332
The Coca-Cola Co.	10,298	665,354
		32,625,936
Food & Staples Retailing - 0.3%
Albertsons Companies, Inc.	122,923	3,845,031
BJ's Wholesale Club Holdings, Inc. (b)	82,886	5,333,714
Blink Health LLC Series A1 (a)(b)(d)	5,757	186,584
Performance Food Group Co. (b)	59,266	2,918,851
Sysco Corp.	48,359	4,133,727
The Real Good Food Co. LLC (d)	139,521	1
U.S. Foods Holding Corp. (b)	58,562	2,203,102
		18,621,010
Food Products - 0.0%
Sovos Brands, Inc.	28,644	432,524
The Real Good Food Co. LLC Class B unit	139,521	988,981
The Real Good Food Co., Inc.	6,258	44,807
		1,466,312
Household Products - 0.1%
Procter & Gamble Co.	37,863	6,078,905
Tobacco - 0.0%
JUUL Labs, Inc. Class A (a)(b)(d)	23,134	926,748
TOTAL CONSUMER STAPLES		59,718,911
ENERGY - 3.7%
Energy Equipment & Services - 0.2%
Halliburton Co.	174,278	6,207,782
U.S. Silica Holdings, Inc. (b)	93,868	1,744,067
		7,951,849
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (b)	18,300	644,160
Cenovus Energy, Inc. (Canada)	216,831	4,008,669
Cheniere Energy, Inc.	31,673	4,301,510
Denbury, Inc. (b)	90,135	5,766,837
Devon Energy Corp.	224,245	13,044,332
Diamondback Energy, Inc.	158,619	20,022,476
EOG Resources, Inc.	198,789	23,210,604
EQT Corp.	9,692	385,257
Equinor ASA	49,291	1,666,015
Exxon Mobil Corp.	91,700	7,817,425
Hess Corp.	255,980	26,383,859
Imperial Oil Ltd.	11,900	599,145
Marathon Oil Corp.	225,152	5,610,788
Occidental Petroleum Corp.	89,163	4,911,990
Phillips 66 Co.	116,467	10,104,677
Pioneer Natural Resources Co.	74,206	17,250,669
Reliance Industries Ltd.	981,591	35,522,469
Reliance Industries Ltd. sponsored GDR (e)	47,787	3,417,245
Valero Energy Corp.	131,244	14,631,081
		199,299,208
TOTAL ENERGY		207,251,057
FINANCIALS - 1.1%
Banks - 0.4%
Kotak Mahindra Bank Ltd. (b)	72,602	1,681,616
Wells Fargo & Co.	535,510	23,364,301
		25,045,917
Consumer Finance - 0.6%
American Express Co.	192,105	33,562,665
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(d)	403,977	658,483
Berkshire Hathaway, Inc. Class B (b)	5,552	1,792,352
		2,450,835
Insurance - 0.0%
The Travelers Companies, Inc.	2	342
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	65,160	1,877,721
TOTAL FINANCIALS		62,937,480
HEALTH CARE - 6.3%
Biotechnology - 1.2%
ADC Therapeutics SA (b)	43,467	511,607
Alnylam Pharmaceuticals, Inc. (b)	85,257	11,375,842
Arcutis Biotherapeutics, Inc. (b)	53,611	1,082,406
Argenx SE ADR (b)	9,735	2,797,060
Ascendis Pharma A/S sponsored ADR (b)	46,765	4,268,242
Avidity Biosciences, Inc. (b)	22,077	315,701
BioNTech SE ADR (b)(c)	15,146	2,101,962
Cerevel Therapeutics Holdings (b)	72,273	2,116,153
Cibus Corp. Series C (a)(b)(d)(f)	500,651	1,226,595
Day One Biopharmaceuticals, Inc. (b)(c)	69,886	595,429
Erasca, Inc.	39,084	284,532
Generation Bio Co. (b)	74,345	470,604
Horizon Therapeutics PLC (b)	217,194	21,406,641
Immunocore Holdings PLC ADR (b)	118	3,848
Instil Bio, Inc. (b)	65,379	462,230
Karuna Therapeutics, Inc. (b)	18,222	2,031,024
Regeneron Pharmaceuticals, Inc. (b)	12,198	8,039,824
Relay Therapeutics, Inc. (b)	31,103	741,184
Vertex Pharmaceuticals, Inc. (b)	21,540	5,885,159
Verve Therapeutics, Inc.	55,984	835,281
Xencor, Inc. (b)	36,709	916,991
		67,468,315
Health Care Equipment & Supplies - 1.7%
Axonics Modulation Technologies, Inc. (b)	78,439	4,064,709
Boston Scientific Corp. (b)	85,194	3,587,519
DexCom, Inc. (b)	80,408	32,853,101
Il Makiage Ltd. (a)(d)	1,393	1,199,122
Insulet Corp. (b)	31,562	7,543,002
Intuitive Surgical, Inc. (b)	93,155	22,291,992
Outset Medical, Inc. (b)	27,465	957,979
Shockwave Medical, Inc. (b)	94,992	14,356,141
Tandem Diabetes Care, Inc. (b)	84,051	8,109,240
		94,962,805
Health Care Providers & Services - 1.0%
agilon health, Inc. (b)	47,339	841,214
Alignment Healthcare, Inc. (b)	102,588	985,871
AmerisourceBergen Corp.	6,159	931,795
Anthem, Inc.	2,400	1,204,632
Centene Corp. (b)	29,925	2,410,459
Guardant Health, Inc. (b)	145,200	8,958,840
LifeStance Health Group, Inc.	300,380	2,033,573
McKesson Corp.	4,341	1,344,017
Surgery Partners, Inc. (b)	71,395	3,652,568
UnitedHealth Group, Inc.	62,417	31,742,165
		54,105,134
Health Care Technology - 0.0%
Certara, Inc. (b)	47,192	865,973
MultiPlan Corp. warrants (a)(b)	13,856	7,015
		872,988
Life Sciences Tools & Services - 0.5%
Danaher Corp.	78,554	19,727,266
ICON PLC (b)	12,717	2,876,713
Olink Holding AB ADR (b)	76,984	1,114,728
Seer, Inc. (b)	38,079	277,215
Thermo Fisher Scientific, Inc.	7,340	4,058,433
Veterinary Emergency Group LLC Class A (a)(d)(f)	62,379	3,267,025
		31,321,380
Pharmaceuticals - 1.9%
Eli Lilly & Co.	207,731	60,684,457
GH Research PLC	23,897	347,940
Intra-Cellular Therapies, Inc. (b)	23,751	1,202,038
Nuvation Bio, Inc. (b)	133,823	623,615
Roche Holding AG (participation certificate)	4,510	1,672,371
Zoetis, Inc. Class A	253,289	44,895,475
		109,425,896
TOTAL HEALTH CARE		358,156,518
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.5%
Airbus Group NV	33,658	3,684,605
General Dynamics Corp.	4,746	1,122,571
Howmet Aerospace, Inc.	153,360	5,232,643
L3Harris Technologies, Inc.	6,764	1,571,007
Lockheed Martin Corp.	5,250	2,268,630
Northrop Grumman Corp.	5,250	2,306,850
Raytheon Technologies Corp.	6,259	594,042
Space Exploration Technologies Corp. Class A (a)(b)(d)	22,000	1,232,000
The Boeing Co. (b)	71,654	10,664,981
		28,677,329
Airlines - 0.3%
Alaska Air Group, Inc. (b)	45,736	2,487,581
Delta Air Lines, Inc. (b)	178,667	7,688,041
Ryanair Holdings PLC sponsored ADR (b)	69,540	6,072,233
Southwest Airlines Co. (b)	37,051	1,731,023
		17,978,878
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	359,343	4,797,229
Construction & Engineering - 0.0%
Fluor Corp. (b)	78,038	1,931,441
Electrical Equipment - 0.4%
Acuity Brands, Inc.	85,966	14,827,416
Generac Holdings, Inc. (b)	34,065	7,473,180
		22,300,596
Industrial Conglomerates - 0.3%
General Electric Co.	224,616	16,745,123
Machinery - 0.3%
Caterpillar, Inc.	2,726	573,932
Deere & Co.	38,203	14,423,543
		14,997,475
Road & Rail - 3.4%
Avis Budget Group, Inc. (b)	45,344	12,137,228
Bird Global, Inc. (a)	201,367	362,461
Bird Global, Inc.	663,983	1,183,218
Bird Global, Inc.:
rights (b)(d)	25,742	10,297
rights (b)(d)	25,742	5,148
rights (b)(d)	25,741	2,317
Class A (b)(c)	564,914	1,016,845
Hertz Global Holdings, Inc. (c)	389,769	7,818,766
Lyft, Inc. (b)	2,591,004	84,466,730
Uber Technologies, Inc. (b)	2,680,974	84,397,062
		191,400,072
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (a)(d)	271,900	1,640,246
TOTAL INDUSTRIALS		300,468,389
INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 0.2%
Arista Networks, Inc. (b)	108,460	12,534,722
Electronic Equipment & Components - 0.1%
II-VI, Inc. (b)	23,898	1,462,797
IT Services - 2.7%
Block, Inc. Class A (b)	131,719	13,111,309
Digitalocean Holdings, Inc. (b)(c)	124,085	4,892,672
Flywire Corp. (b)	157,774	4,813,685
MasterCard, Inc. Class A	179,517	65,232,887
MongoDB, Inc. Class A (b)	27,602	9,796,778
Okta, Inc. (b)	126,826	15,131,610
PayPal Holdings, Inc. (b)	6,900	606,717
Shift4 Payments, Inc. (b)(c)	120,703	6,332,079
TDCX, Inc. ADR	96,509	1,336,650
Thoughtworks Holding, Inc. (c)	44,167	817,531
Twilio, Inc. Class A (b)	204,952	22,917,733
Visa, Inc. Class A	42,688	9,098,093
		154,087,744
Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices, Inc. (b)	295,921	25,307,164
ASML Holding NV	10,494	5,916,202
Cirrus Logic, Inc. (b)	80,609	6,110,162
GlobalFoundries, Inc.	415,891	21,746,940
Lam Research Corp.	10,244	4,771,245
Marvell Technology, Inc.	3,344,682	194,259,131
NVIDIA Corp.	1,524,671	282,780,730
NXP Semiconductors NV	481,522	82,292,110
onsemi (b)	303,616	15,821,430
Synaptics, Inc. (b)	18,466	2,741,093
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	104,867	9,745,290
Teradyne, Inc.	218,493	23,042,272
Wolfspeed, Inc. (b)(c)	41,630	3,817,887
		678,351,656
Software - 10.6%
Atlassian Corp. PLC (b)	33,123	7,447,044
Cadence Design Systems, Inc. (b)	44,084	6,650,071
Confluent, Inc. (c)	97,978	3,060,833
Coupa Software, Inc. (b)	99,250	8,565,275
Crowdstrike Holdings, Inc. (b)	78,965	15,695,083
Datadog, Inc. Class A (b)	30,341	3,664,586
DoubleVerify Holdings, Inc. (b)	111,953	2,434,978
EngageSmart, Inc.	218,776	4,568,043
Epic Games, Inc. (a)(b)(d)	607	564,510
HashiCorp, Inc. (c)	31,101	1,464,235
HubSpot, Inc. (b)	53,137	20,161,772
Intuit, Inc.	71,346	29,876,138
Microsoft Corp.	1,364,708	378,733,764
Pine Labs Private Ltd. (a)(d)	1,109	620,596
Qualtrics International, Inc. (b)	145,543	2,698,367
Rapid7, Inc. (b)	6,786	648,199
Riskified Ltd. Class A (e)	6,825	35,695
Salesforce.com, Inc. (b)	448,842	78,969,261
Samsara, Inc. (c)	122,693	1,514,032
ServiceNow, Inc. (b)	30,882	14,764,684
Stripe, Inc. Class B (a)(b)(d)	19,200	615,360
Zoom Video Communications, Inc. Class A (b)	174,554	17,380,342
		600,132,868
Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	3,884,865	612,448,972
TOTAL INFORMATION TECHNOLOGY		2,059,018,759
MATERIALS - 1.8%
Chemicals - 1.2%
Cabot Corp.	55,436	3,650,461
CF Industries Holdings, Inc.	142,100	13,759,543
Corteva, Inc.	15,322	883,926
Nutrien Ltd.	269,711	26,503,963
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	15,800	1,166,040
The Mosaic Co.	341,232	21,299,701
		67,263,634
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit GDR (c)	165,667	4,844,103
Freeport-McMoRan, Inc.	697,833	28,297,128
Glencore Xstrata PLC	90,557	557,982
		33,699,213
TOTAL MATERIALS		100,962,847
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
WeWork, Inc. (b)	1,275,875	8,943,884
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (e)	11,407	1,261,962
PG&E Corp. (b)	99,000	1,252,350
Southern Co.	18,576	1,363,293
		3,877,605
Multi-Utilities - 0.0%
Sempra Energy	12,215	1,971,012
TOTAL UTILITIES		5,848,617
TOTAL COMMON STOCKS (Cost $4,092,600,401)		5,392,680,307

Preferred Stocks - 1.6%
	Shares	Value ($)
Convertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E(a)(d)	4,835	191,708
Series F(a)(d)	51,156	2,028,335
		2,220,043
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(d)	13,256	95,046
Series C(a)(b)(d)	52,162	374,002
Series D(a)(d)	102,800	737,076
		1,206,124
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(d)	700	385,437

Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc.:
Series G(a)(b)(d)	18,300	6,168,747
Series H(a)(d)	11,467	3,865,411
Instacart, Inc.:
Series H(a)(b)(d)	27,205	1,764,244
Series I(a)(b)(d)	13,064	847,200
		12,645,602
Textiles, Apparel & Luxury Goods - 0.1%
Algolia SAS Series D (a)(d)	30,436	890,102
CelLink Corp. Series D (a)(d)	92,760	1,931,625
		2,821,727
TOTAL CONSUMER DISCRETIONARY		17,058,890

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Blink Health LLC Series C (a)(b)(d)	16,970	549,998

Food Products - 0.1%
AgBiome LLC Series C (a)(b)(d)	68,700	405,330
Bowery Farming, Inc. Series C1 (a)(d)	17,874	788,243
		1,193,573
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(d)	12,508	501,070

TOTAL CONSUMER STAPLES		2,244,641

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
ABL Space Systems:
Series B(a)(b)(d)	29,724	2,021,116
Series B2(a)(d)	17,155	1,166,473
Relativity Space, Inc. Series E (a)(d)	276,014	5,890,139
Space Exploration Technologies Corp. Series N (a)(b)(d)	8,141	4,558,960
		13,636,688
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(d)	11,104	1,145,600

TOTAL INDUSTRIALS		14,782,288

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Meesho Series F (a)(d)	63,600	4,876,358
Xsight Labs Ltd. Series D (a)(b)(d)	130,900	979,132
		5,855,490
Electronic Equipment & Components - 0.1%
Enevate Corp. Series E (a)(b)(d)	1,325,513	1,469,575
Menlo Micro, Inc. Series C (a)(d)	560,500	589,926
		2,059,501
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(d)	31,950	4,091,837
Yanka Industries, Inc. Series F (a)(d)	55,991	1,168,532
		5,260,369
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(d)	47,598	966,170
Astera Labs, Inc. Series C (a)(d)	180,900	548,127
GaN Systems, Inc.:
Series F1(a)(d)	78,477	526,581
Series F2(a)(d)	41,439	278,056
SiMa.ai:
Series B(a)(d)	313,000	2,219,452
Series B1(a)(d)	20,966	148,668
		4,687,054
Software - 0.2%
Bolt Technology OU Series E (a)(d)	20,165	4,892,805
Databricks, Inc.:
Series G(a)(b)(d)	16,000	2,677,600
Series H(a)(d)	10,524	1,761,191
Mountain Digital, Inc. Series D (a)(d)	62,139	1,427,041
Nuvia, Inc. Series B (a)(b)	178,648	145,995
Skyryse, Inc. Series B (a)(d)	67,400	1,663,430
Stripe, Inc. Series H (a)(b)(d)	8,086	259,156
Tenstorrent, Inc. Series C1 (a)(d)	8,600	484,008
		13,311,226
TOTAL INFORMATION TECHNOLOGY		31,173,640

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(d)	249,802	7,039,420

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(d)	37,990	1,800,858

TOTAL CONVERTIBLE PREFERRED STOCKS		76,319,780
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(b)(d)	3,178,083	108,373
Series 1D(a)(b)(d)	5,904,173	201,332
Waymo LLC Series A2 (a)(b)(d)	7,817	716,991
		1,026,696
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (a)	137,547	6,288,154

TOTAL CONSUMER DISCRETIONARY		7,314,850

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (a)(d)	78,911	1,500,887

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(d)	2,652	1,484,059
Series A(a)(d)	663	371,015
Series B(a)(d)	721	403,472
Series B2(a)(d)	583	326,247
Series C(a)(d)	1,085	607,166
Series C1(a)(d)	228	127,589
Series D(a)(d)	244	136,542
		3,456,090
TOTAL INFORMATION TECHNOLOGY		4,956,977

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,271,827
TOTAL PREFERRED STOCKS (Cost $83,541,451)		88,591,607

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
0% 10/27/25 (a)(d)(h)	2,430,300	2,327,498
4% 5/22/27 (a)(d)	237,400	325,452
4% 6/12/27 (a)(d)	64,200	88,012
		2,740,962
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ZKH Group Ltd. 8% 12/23/22 (a)(d)	1,427,037	1,427,037
TOTAL CONVERTIBLE BONDS (Cost $4,158,937)		4,167,999

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (a)(d)	564,345	564,345
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (a)(d)(i)	1,839,388	1,839,388
Software - 0.0%
Tenstorrent, Inc. 0% (a)(d)(i)	480,000	480,000
TOTAL PREFERRED SECURITIES (Cost $2,883,733)		2,883,733

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (j)	87,390,291	87,407,769
Fidelity Securities Lending Cash Central Fund 0.32% (j)(k)	56,831,433	56,837,116
TOTAL MONEY MARKET FUNDS (Cost $144,244,885)		144,244,885

Equity Funds - 1.6%
	Shares	Value ($)
Domestic Equity Funds - 1.6%
iShares Russell 1000 Growth Index ETF (c) (Cost $96,876,203)	360,900	87,969,375

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,424,305,610)	5,720,537,906
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(57,194,706)
NET ASSETS - 100.0%	5,663,343,200

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $136,668,304 or 2.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,589,548 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	1,338,638
ABL Space Systems Series B2	10/22/21	1,166,473
AgBiome LLC Series C	6/29/18	435,125
Algolia SAS Series D	7/23/21	890,102
Alif Semiconductor Series C	3/08/22	966,170
Ant International Co. Ltd. Class C	5/16/18	1,539,709
Astera Labs, Inc. Series C	8/24/21	608,150
BARK, Inc.	12/17/20 - 12/03/21	2,270,221
Beta Technologies, Inc. Series A	4/09/21	813,590
Bird Global, Inc.	5/11/21	2,013,670
Blink Health LLC Series A1	12/30/20	155,957
Blink Health LLC Series C	11/07/19 - 7/14/21	647,847
Bolt Technology OU Series E	1/03/22	5,238,796
Bowery Farming, Inc. Series C1	5/18/21	1,076,896
ByteDance Ltd. Series E1	11/18/20	3,500,895
CelLink Corp. Series D	1/20/22	1,931,625
Cibus Corp. Series C	2/16/18 - 6/23/21	859,091
Circle Internet Financial Ltd. Series E	5/11/21	2,232,400
Databricks, Inc. Series G	2/01/21	2,837,886
Databricks, Inc. Series H	8/31/21	2,320,041
Delhivery Private Ltd.	5/20/21	1,327,209
Diamond Foundry, Inc. Series C	3/15/21	5,995,248
Discord, Inc. Series I	9/15/21	385,437
Enevate Corp. Series E	1/29/21	1,469,576
Enevate Corp. 0% 1/29/23	1/29/21	564,345
Epic Games, Inc.	7/30/20	349,025
Fanatics, Inc. Class A	8/13/20 - 12/15/21	6,838,362
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	1,727,161
GaN Systems, Inc. Series F1	11/30/21	665,485
GaN Systems, Inc. Series F2	11/30/21	351,403
GaN Systems, Inc. 0%	11/30/21	1,839,388
GoBrands, Inc. Series G	3/02/21	4,569,827
GoBrands, Inc. Series H	7/22/21	4,454,821
Gupshup, Inc.	6/08/21	1,804,316
Il Makiage Ltd.	1/06/22	1,199,122
Instacart, Inc. Series H	11/13/20	1,632,300
Instacart, Inc. Series I	2/26/21	1,633,000
JUUL Labs, Inc. Class A	12/20/17 - 7/06/18	645,585
JUUL Labs, Inc. Series E	12/20/17 - 7/06/18	342,963
Meesho Series F	9/21/21	4,876,358
Menlo Micro, Inc. Series C	2/09/22	742,943
Mountain Digital, Inc. Series D	11/05/21	1,427,041
MultiPlan Corp. warrants	10/08/20	0
Neutron Holdings, Inc.	2/04/21	4,916
Neutron Holdings, Inc. Series 1C	7/03/18	581,081
Neutron Holdings, Inc. Series 1D	1/25/19	1,431,762
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	2,430,300
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	237,400
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	64,200
Nuvia, Inc. Series B	3/16/21	145,994
Pine Labs Private Ltd.	6/30/21	413,502
Pine Labs Private Ltd. Series 1	6/30/21	988,825
Pine Labs Private Ltd. Series A	6/30/21	247,206
Pine Labs Private Ltd. Series B	6/30/21	268,832
Pine Labs Private Ltd. Series B2	6/30/21	217,377
Pine Labs Private Ltd. Series C	6/30/21	404,553
Pine Labs Private Ltd. Series C1	6/30/21	85,012
Pine Labs Private Ltd. Series D	6/30/21	90,978
Rad Power Bikes, Inc.	1/21/21	490,493
Rad Power Bikes, Inc. Series A	1/21/21	63,945
Rad Power Bikes, Inc. Series C	1/21/21	251,621
Rad Power Bikes, Inc. Series D	9/17/21	985,215
Reddit, Inc. Series E	5/18/21	205,363
Reddit, Inc. Series F	8/11/21	3,161,154
Redwood Materials Series C	5/28/21	1,800,858
Relativity Space, Inc. Series E	5/27/21	6,302,807
SiMa.ai Series B	5/10/21	1,604,876
SiMa.ai Series B1	4/25/22	148,668
Skyryse, Inc. Series B	10/21/21	1,663,430
Space Exploration Technologies Corp. Class A	2/16/21	923,978
Space Exploration Technologies Corp. Series N	8/04/20	2,198,070
Starry Group Holdings, Inc.	10/06/21	194,310
Stripe, Inc. Class B	5/18/21	770,465
Stripe, Inc. Series H	3/15/21	324,451
Tenstorrent, Inc. Series C1	4/23/21	511,307
Tenstorrent, Inc. 0%	4/23/21	480,000
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	2,587,343
Waymo LLC Series A2	5/08/20	671,224
Xsight Labs Ltd. Series D	2/16/21	1,046,676
Yanka Industries, Inc. Series F	4/08/21	1,784,814
ZKH Group Ltd. 8% 12/23/22	2/24/22	1,427,037
Zomato Ltd.	12/09/20 - 2/10/21	2,004,664

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	145,904,096	992,980,433	1,051,476,760	53,079	-	-	87,407,769	0.2%
Fidelity Securities Lending Cash Central Fund 0.32%	76,396,587	1,032,824,454	1,052,383,925	1,053,766	-	-	56,837,116	0.1%
Total	222,300,683	2,025,804,887	2,103,860,685	1,106,845	-	-	144,244,885

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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